SHARE CAPITAL (Details Narrative)						1 Months Ended			12 Months Ended
	Apr. 09, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($)	May 11, 2020 USD ($) $ / shares shares	May 07, 2020 USD ($) $ / shares shares	May 17, 2019 USD ($)	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Feb. 28, 2000 ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	May 06, 2021 shares	Jan. 14, 2021 ₪ / shares	Jul. 29, 2020 ₪ / shares shares	May 17, 2019 ₪ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ₪ / shares													₪ 0.01			₪ 0.01
Ordinary shares issued, value												$ 2,000
Repayment of ordinary shares with interest									3,500,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount									1,600,000
Warrants to purchase shares | shares														1,250,000
Proceeds from offering									$ 33,155,000		$ 19,132,000	$ 2,000
Share price | $ / shares												$ 1.15
Risk free interest rate, minimum									1.48%		0.88%
Expected volatility rate, maximum									1.64%		91.00%
Expected dividend
Expected term									11 years		11 years	11 years
Proceeds from warrants exercised									$ 16,662,000
Ordinary shares authorized | shares									150,000,000		70,000,000					150,000,000
Gross proceeds from sale of ordinary shares									$ 1,598,000
Warrant expected life to exercise														5 years
Vesting description									Most of the options granted in 2019, 2020, and 2021 vest over 4 years with 25% vesting on the first anniversary and the remainder vesting quarterly over the next 3 years. The remaining 327,681 options granted in fiscal 2021 vest over 2 years with 50% on the first-anniversary, and the remaining 50% vesting equally at the end of each quarter in the second year.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value									$ 4,000,000.0		$ 3,700,000	600,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount									$ 4,100,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition									2 years 6 months
2014 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved | shares						928,000
Share based compensation, shares description						Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire
Share based compensation, shares unallocated pool reserved | shares						28,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, value
Expected volatility, minimum									74.00%
Expected volatility, maximum									76.00%
Risk free interest rate, minimum									15.50%
Expected volatility rate, maximum									16.50%
Expected dividend									0.00%
Expected term									1 year 6 months
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, value										[1]
Ordinary shares issued, shares | shares									28,334			1,800
Identified Buyer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repayment of ordinary shares with interest									$ 1,900,000
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ₪ / shares								₪ 0.01
Number of shares reserved | shares							766,958	1,423,606
Share based compensation, shares description							Any option which was granted under the New Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.	Each option provides the holder the right to exercise such option and acquire one Ordinary Share per option. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.
Share based compensation, shares unallocated pool reserved | shares							159,458
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares									$ 2.47		$ 1.45
Maximum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares									1.63
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares									1.97		$ 1.21
Minimum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares									$ 1.27
Equity Distribution Agreement [Member] | Oppenheimer & Co. Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ₪ / shares																	₪ 0.01
Sale of Stock, Number of Shares Issued in Transaction | shares									1,285,366
Sale of Stock, Consideration Received on Transaction									$ 3,500,000
Equity Distribution Agreement [Member] | Oppenheimer & Co. Inc [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, value					$ 15,000,000
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares | shares									11,492,065
Warrants expiration date									May 11, 2020
Proceeds from warrants exercised									$ 16,700,000
Securities Purchase Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date									May 13, 2020
Securities Purchase Agreements [Member] | Investors and Existing Shareholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares | shares			11,492,065	11,492,065
Issuance price per share | $ / shares			$ 1.575	$ 1.575
Warrants to purchase shares | shares			11,492,065	11,492,065
Warrants price per share | $ / shares			$ 1.45	$ 1.45
Proceeds from offering			$ 18,100,000	$ 18,100,000
Proceeds from offering after deducting fees and expenses			$ 16,400,000	$ 16,400,000
Share Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ₪ / shares															₪ 0.01
Ordinary shares issued, value		$ 20,000,000
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares | shares									1,400,000
Gross proceeds from sale of ordinary shares									$ 3,000,000.0
Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares | shares	6,901,790
Gross proceeds from sale of ordinary shares	$ 26,400,000
Underwriting Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares | shares	5,150,265
Share price | $ / shares	$ 1.90
Underwriting Agreement [Member] | Underwriters [Member] | Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares | shares	1,751,525
Underwriting Agreement [Member] | Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares | shares	8,050,000
Warrants price per share | $ / shares	$ 1.89
Underwriting Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares	$ 0.01

[1]	Amount less than $1 thousand